Convertible Promissory Notes (Details)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($) Investors $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	May 24, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares
Convertible Promissory Notes (Textual)
Conversion price | $ / shares	$ 0.10
Aggregate amount			$ 100,000		$ 100,000
Amount received			3,720,500		3,720,500
Issuance of Convertible Promissory Notes			(2,061,500)		3,070,500
Principal amount				$ 100,000	100,000
Accrued interest amount			$ 2,422		$ 2,422
Convertible Promissory Note [Member]
Convertible Promissory Notes (Textual)
Conversion price | $ / shares	$ 1.00
Principal amount	$ 1,994,500
Restricted shares of common stock | shares	2,119,525
Accredited investors | Investors	59
Accrued interest amount	$ 124,997
Refunded to note investor		$ 26,000
Convertible Promissory Note [Member]
Convertible Promissory Notes (Textual)
Conversion price | $ / shares	$ 0.10
Principal amount	$ 21,000
Convertible shares of common stock | shares	210,000
Private Placement [Member]
Convertible Promissory Notes (Textual)
Conversion price | $ / shares			$ 1.00		$ 1.00		$ 1.00
Aggregate amount			$ 3,995,500		$ 3,995,500		$ 15,000,000
Accrued interest, percentage							8.00%
Amount received			$ 3,495,500		$ 3,495,500
Board [Member]
Convertible Promissory Notes (Textual)
Conversion price | $ / shares								$ 0.10
Convertible notes, issued								$ 500,000
Cash								$ 225,000